Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ (292)	$ (53)
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ (292)	$ (53)